Performance Management	Jul. 28, 2025
Schwab Ariel Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2500TM Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The Russell 2500TM Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 14.82% Q4 2023 Worst Quarter: (15.89%) Q2 2022 Year-to-date performance (before taxes) as of 6/30/25: (4.12%)
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	(4.12%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.82%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.89%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (11/16/21)
Before taxes	16.03%	3.00%
After taxes on distributions	15.89%	2.86%
After taxes on distributions and sale of shares	9.57%	2.28%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	9.24%
Russell 2500™ Index	12.00%	0.85%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Crypto Thematic ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices. The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index®. The fund does not seek to track the regulatory index.This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 64.66% Q4 2023 Worst Quarter: (13.40%) Q3 2023 Year-to-date performance (before taxes) as of 6/30/25: 11.96%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	11.96%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	64.66%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.40%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (08/04/22)
Before taxes	41.92%	28.57%
After taxes on distributions	41.63%	28.15%
After taxes on distributions and sale of shares	24.89%	22.39%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index (Net)(1)	17.49%	13.93%
Schwab Crypto Thematic Index® (Net)(1)	42.24%	28.59%
(1)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus